Note 10 - Capital Stock and Reserves - Summary of Outstanding Warrants (Details)		Mar. 31, 2026 $ / shares shares		Mar. 31, 2026 $ / shares shares		Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 shares
Share purchase warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)	[1]	800,000		800,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 6.25
Warrants outstanding (in shares)	[1]	800,000		800,000
Agent warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		51	[2]	51	[2]	51	51	0
Warrants outstanding (in shares)		51	[2]	51	[2]	51	51	0
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4				$ 3.4
Share purchase warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		20,000		20,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 2.2
Warrants outstanding (in shares)		20,000		20,000
Agent warrants expiring March 31, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		98,892		98,892		0	0
Warrants outstanding (in shares)		98,892		98,892		0	0
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4
Share purchase warrants expiring May 20, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		735		735
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 2.2
Warrants outstanding (in shares)		735		735
Agent warrants expiring August 21, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		40,000		40,000		40,000	40,000	40,000	0
Warrants outstanding (in shares)		40,000		40,000		40,000	40,000	40,000	0
Warrants, exercise price (in CAD per share) | $ / shares				$ 6.25			$ 6.25	$ 6.25
Share purchase warrants expiring May 23, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		7,911		7,911
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 2.2
Warrants outstanding (in shares)		7,911		7,911
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		138,943		138,943		206,055	206,055	49,039	5,765
Warrants outstanding (in shares)		138,943		138,943		206,055	206,055	49,039	5,765
Share purchase warrants expiring June 4, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)	[3]	2,216,800		2,216,800
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 4
Warrants outstanding (in shares)	[3]	2,216,800		2,216,800
Share purchase warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		845,100		845,100
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 4.4
Warrants outstanding (in shares)		845,100		845,100
Share purchase warrants expiring March 31, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)		3,890,546		3,890,546
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares
Warrants outstanding (in shares)		3,890,546		3,890,546

[1]	$0.8114 per warrant exercised.
[2]	Expired subsequently
[3]	$0.3584 per warrant for warrants exercised at $4.00 exercise price.